Earnings Per Share - Schedule of Computation of Diluted Net loss Per Share Attributable to Ordinary Shareholders and Common Shareholders (Details) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share [Line Items]
Number of shares excluded from diluted net loss per share	121,803,810	106,732,483
Options to purchase A Ordinary and Common shares
Earnings Per Share [Line Items]
Number of shares excluded from diluted net loss per share	96,725,897	93,531,062
Convertible Debt (as Converted to Common Shares)
Earnings Per Share [Line Items]
Number of shares excluded from diluted net loss per share	6,126,554
Warrants to Purchase A Ordinary Shares
Earnings Per Share [Line Items]
Number of shares excluded from diluted net loss per share	5,373,118	5,373,170
Warrants to Purchase Common Shares
Earnings Per Share [Line Items]
Number of shares excluded from diluted net loss per share	13,578,241	7,828,251